CASH FLOW ITEMS - Changes in Non-Cash Working Capital Items and Non-Current Ore Stockpiles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Statement [Abstract]
Receivables and other current assets	$ 17.0	$ (24.4)
Inventories and non-current ore stockpiles	(36.7)	(3.4)
Accounts payable and accrued liabilities	11.7	7.2
Movements in non-cash working capital items and non-current ore stockpiles	$ (8.0)	$ (20.6)